UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/11

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments (dollars in thousands)—September 30, 2011 (unaudited)

Bonds and Notes—94.3% †		Principal Amount	Fair Value
U.S. Treasuries—15.8%
U.S. Treasury Bonds
3.75%	08/15/41	$9,648	$11,232	(h)
4.38%	05/15/41	10,276	13,276	(h)
U.S. Treasury Notes
0.13%	04/30/12	1,865	1,875	(d,h)
0.20%	12/31/12	297	299	(d)
0.25%	06/30/13 - 08/31/13	7,798	7,793	(d)
0.95%	08/31/16	19,391	19,440	(d,h)
2.13%	08/15/21	3,282	3,340
3.13%	05/15/19	2	2
			57,257
Agency Mortgage Backed—35.5%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	87	92	(h)
5.00%	7/1/1935 - 06/01/41	2,490	2,720	(h)
5.50%	05/01/20 - 04/01/39	1,483	1,636	(h)
6.00%	04/01/17 - 11/01/37	2,508	2,794	(h)
6.50%	07/01/29	2	3	(h)
7.00%	10/01/16 - 08/01/36	275	317	(h)
7.50%	09/01/12 - 09/01/33	29	35	(h)
8.00%	11/01/30	12	14	(h)
5.50%	TBA	1,570	1,698	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	316	337	(h)
4.50%	05/01/18 - 08/01/41	35,952	38,396	(h)
5.00%	07/01/20 - 06/01/41	5,042	5,506	(h)
5.32%	03/01/37	7	7	(i)
5.47%	04/01/37	3	3	(i)
5.50%	03/01/14 - 01/01/39	7,898	8,634	(h)
6.00%	02/01/14 - 08/01/35	4,196	4,663	(h)
6.50%	02/01/14 - 08/01/36	683	764	(h)
7.00%	08/01/13 - 02/01/34	73	84	(h)
7.50%	08/01/13 - 03/01/34	310	356	(h)
8.00%	12/01/12 - 11/01/33	127	147	(h)
8.50%	04/01/30 - 05/01/31	20	23	(h)
9.00%	04/01/16 - 12/01/22	35	37	(h)
4.00%	TBA	22,465	23,546	(c)
4.50%	TBA	14,385	15,259	(c)
5.00%	TBA	2,664	2,863	(c)
5.50%	TBA	1,095	1,186	(c)

6.00%	TBA	7,726	8,425	(c)
6.50%	TBA	878	968	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	4,333	4,711	(h)
5.00%	08/15/33	197	217	(h)
6.00%	04/15/27 - 09/15/36	778	877	(h)
6.50%	04/15/19 - 09/15/36	559	643	(h)
7.00%	03/15/12 - 10/15/36	263	305	(h)
7.50%	03/15/23 - 10/15/33	83	95	(h)
8.00%	09/15/27 - 06/15/30	38	45	(h)
8.50%	10/15/17	34	38	(h)
9.00%	11/15/16 - 12/15/21	74	83	(h)
4.50%	TBA	565	612	(c)
5.50%	TBA	435	481	(c)
			128,620

Agency Collateralized Mortgage Obligations—2.3%
Collateralized Mortgage Obligation Trust (Class B)
0.84%	11/01/18	10	10	(d,f,h,q)
Fannie Mae Whole Loan
0.99%	08/25/43	1,445	28	(g)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	2,226	18	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24	555	63	(g,r)
5.00%	02/15/38	227	20	(g,r)
5.00%	05/15/38	340	385
5.50%**	04/15/17	27	—	(g,h,r)
6.37%	08/15/25	1,410	293	(g,i)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	25	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	297	42	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	237	17	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	47	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%**	10/15/16	1	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%**	06/15/28	13	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	176	14	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	137	7	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%**	07/15/17	26	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33 D)
8.00%	04/15/20	7	8	(h)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	12	2	(g,h,r)

Federal Home Loan Mortgage Corp. STRIPS (Series 227) (Class IO)
5.00%	12/01/34	162	22	(g,h,r)
Federal Home Loan Mortgage STRIPS
3.02%	08/01/27	3	3	(d,f,h)
Federal National Mortgage Assoc. (Class 1IO2)
1.08%	11/25/33	530	16	(g,i)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	339	384
5.00%	02/25/40 - 09/25/40	2,054	335	(g,r)
5.77%	07/25/38	709	83	(g)
5.77%	01/25/41	1,196	192	(g,i)
Federal National Mortgage Assoc. REMIC (Class B)
2.87%	12/25/22	9	8	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	444	494
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	309	351
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	60	2	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	93	5	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	404	28	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.22%	12/25/42	551	15	(g,h)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	22	1	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.09%	03/25/31	255	282	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	271	306
Federal National Mortgage Assoc. STRIPS
1.67%	12/01/34	382	364	(d,f,h)
5.00%	05/25/38	309	31	(g,r)
6.00%	01/01/35	282	49	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	428	48	(g,h,r)
5.00%	03/25/38	320	33	(g,r)
5.50%	12/01/33	103	14	(g,r)
7.50%	11/01/23	41	7	(g,h,r)
8.00%	08/01/23 - 07/01/24	25	5	(g,h,r)
8.50%	03/01/17 - 07/25/22	24	3	(g,h,r)
9.00%	05/25/22	9	2	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	535	57	(g,h,r)
Government National Mortgage Assoc.
0.00%	02/20/40 - 01/20/41	4,432	817	(g,i,r)
4.50%	04/16/34 - 08/16/39	7,729	1,148	(g,r)

4.50%	11/20/39	664	733
5.00%	12/20/35 - 09/20/38	2,955	368	(g,r)
6.02%	02/20/40	1,270	282	(g,i)
6.37%	08/20/40 - 03/20/41	3,480	706	(g,i)
Government National Mortgage Assoc. (Class IC)
6.02%	04/16/37	836	159	(g)
Vendee Mortgage Trust
0.38%	04/15/40	2,734	55	(g,h,i)
0.58%	09/15/46	5,144	137	(g,i)
Vendee Mortgage Trust (Class IO)
0.85%	05/15/33	1,001	27	(g,h,i)
			8,482
Asset Backed—0.7%
Capital One Multi-Asset Execution Trust (Class B)
1.52%	01/15/19	500	478	(d)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	558	492	(h,j)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	11/25/34	39	17	(h,q)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	360	294
Countrywide Asset-Backed Certificates
1.09%	05/25/33	22	17	(h)
5.00%	08/25/32	29	17	(d,h,q)
Countrywide Asset-Backed Certificates (Class 2A1)
3.35%	06/25/33	2	2	(d,h,q)
GSAA Trust
5.00%	05/25/34	94	78	(d,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	47	47	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	350	280
Residential Asset Securities Corp.
10.00%	07/25/32	23	13	(d,h,q)
Residential Asset Securities Corp. (Class A2)
7.00%	06/25/33	46	23	(d,h,q)
Saxon Asset Securities Trust
5.23%	08/25/35	812	772	(h)
			2,530
Corporate Notes—30.1%
Advanced Micro Devices Inc.
7.75%	08/01/20	358	351
AES El Salvador Trust
6.75%	02/01/16	100	98	(b)
AES Gener S.A.
5.25%	08/15/21	35	34	(b)
AES Panama S.A.
6.35%	12/21/16	219	234	(b)

Agilent Technologies Inc.
5.50%	09/14/15	411	450	(h)
Air Jamaica Ltd.
9.38%	07/08/15	6	6
Allergan Inc.
3.38%	09/15/20	772	793
Alliance One International Inc.
10.00%	07/15/16	396	327	(h)
Alpha Natural Resources Inc.
6.00%	06/01/19	355	331
America Movil SAB de C.V.
2.38%	09/08/16	283	274
6.13%	03/30/40	242	252
American Axle & Manufacturing Inc.
7.88%	03/01/17	367	345
American International Group Inc.
5.85%	01/16/18	604	598
Amgen Inc.
2.30%	06/15/16	281	288
4.10%	06/15/21	396	426
5.65%	06/15/42	340	411
Amsted Industries Inc.
8.13%	03/15/18	398	412	(b)
Anadarko Petroleum Corp.
5.95%	09/15/16	202	221
6.20%	03/15/40	780	812
6.45%	09/15/36	121	128
6.95%	06/15/19	476	552
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	606	649
5.38%	11/15/14	498	556
AON Corp.
3.13%	05/27/16	484	484
ArcelorMittal
5.50%	03/01/21	602	539
6.75%	03/01/41	683	590
Arch Coal Inc.
7.00%	06/15/19	379	360	(b)
Archer-Daniels-Midland Co.
5.77%	03/01/41	740	927
Arizona Public Service Co.
6.25%	08/01/16	485	560	(h)
AT&T Inc.
2.95%	05/15/16	319	329	(h)
3.88%	08/15/21	283	291
5.55%	08/15/41	243	262
5.60%	05/15/18	202	234
6.40%	05/15/38	1,023	1,187	(h)
6.70%	11/15/13	489	543
Baker Hughes Inc.
3.20%	08/15/21	809	815	(b)

Banco de Credito del Peru
4.75%	03/16/16	210	203	(b)
Banco do Brasil S.A.
5.88%	01/26/22	404	385	(b)
Banco Mercantil del Norte S.A. (Series REGS)
BanColombia S.A.
4.25%	01/12/16	150	147	(b)
5.95%	06/03/21	274	265	(b)
6.13%	07/26/20	70	69
Bank of America Corp.
3.75%	07/12/16	800	728
5.42%	03/15/17	1,600	1,390
5.63%	07/01/20	395	364	(h)
6.50%	08/01/16	330	328
BBVA Bancomer S.A.
6.50%	03/10/21	100	92	(b)
Boise Paper Holdings LLC
8.00%	04/01/20	318	322	(h)
Bombardier Inc.
7.75%	03/15/20	299	318	(b)
BP Capital Markets PLC
3.13%	10/01/15	201	208
4.50%	10/01/20	226	245
Calpine Corp.
7.25%	10/15/17	765	738	(b,h)
Capex S.A.
10.00%	03/10/18	70	57	(b)
Cargill Inc.
5.20%	01/22/13	131	138	(b,h)
6.00%	11/27/17	247	292	(b,h)
Case New Holland Inc.
7.88%	12/01/17	214	228
Caterpillar Inc.
3.90%	05/27/21	605	652
CCO Holdings LLC
7.88%	04/30/18	192	195
8.13%	04/30/20	373	388
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	68	76	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	380	408	(b)
CenturyLink Inc.
5.15%	06/15/17	403	378
CenturyLink Inc. (Series G)
6.88%	01/15/28	280	242
Chesapeake Energy Corp.
6.13%	02/15/21	334	337
Chesapeake Midstream Partners LP
5.88%	04/15/21	490	466	(b)

Chrysler Group LLC
8.00%	06/15/19	400	312	(b)
Cincinnati Bell Inc.
8.25%	10/15/17	676	656
Cinemark USA Inc.
7.38%	06/15/21	284	268
Citigroup Inc.
5.00%	09/15/14	1,410	1,383
CityCenter Holdings LLC
7.63%	01/15/16	358	337	(b)
Clarendon Alumina Production Ltd.
8.50%	11/16/21	135	135	(b,h)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200	206	(b)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	608	764
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	180	217
Corp Nacional del Cobre de Chile
3.75%	11/04/20	397	395	(b)
5.63%	09/21/35	76	86	(b)
Credit Suisse AG
2.60%	05/27/16	405	417	(b)
Crown Castle Towers LLC
4.88%	08/15/40	379	394	(b)
6.11%	01/15/40	189	212	(b)
CVS Caremark Corp.
3.25%	05/18/15	207	218
5.75%	06/01/17	154	177
Danaher Corp.
2.30%	06/23/16	402	412
3.90%	06/23/21	80	86
DaVita Inc.
6.38%	11/01/18	358	344
Denbury Resources Inc.
6.38%	08/15/21	304	295
8.25%	02/15/20	383	402
DENTSPLY International Inc.
2.75%	08/15/16	404	407
4.13%	08/15/21	404	423
Devon Energy Corp.
5.60%	07/15/41	402	463
Digicel Ltd.
8.25%	09/01/17	100	94	(b)
DirecTV Holdings LLC
3.55%	03/15/15	401	418
4.75%	10/01/14	392	425
Dolphin Energy Ltd.
5.89%	06/15/19	177	189	(b)
Dolphin Subsidiary II Inc.
7.25%	10/15/21	58	56	(b)

Dominion Resources Inc.
1.95%	08/15/16	283	282
4.90%	08/01/41	161	167
Drummond Company Inc.
9.00%	10/15/14	370	378	(b)
Dubai Electricity & Water Authority
6.38%	10/21/16	80	82	(b)
7.38%	10/21/20	100	97	(b)
Duke Realty LP (REIT)
6.50%	01/15/18	201	216
EH Holding Corp.
6.50%	06/15/19	783	754	(b)
El Paso Pipeline Partners Operating Company LLC
5.00%	10/01/21	323	324
Empresa Nacional del Petroleo
5.25%	08/10/20	100	103	(b)
6.25%	07/08/19	100	110	(b)
Energy Transfer Equity LP
7.50%	10/15/20	269	276
Energy Transfer Partners LP
6.70%	07/01/18	282	316
European Investment Bank
4.88%	01/17/17	1,050	1,230	(h)
Exelon Corp.
4.90%	06/15/15	505	547
First Citizens St. Lucia Ltd.
4.90%	02/09/16	150	153	(b)
First Horizon National Corp.
5.38%	12/15/15	599	606
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	358	333	(b)
Ford Motor Credit Company LLC
5.00%	05/15/18	600	580
5.88%	08/02/21	400	398
Forest Oil Corp.
7.25%	06/15/19	501	494
FPL Group Capital Inc.
2.60%	09/01/15	801	811
France Telecom S.A.
2.75%	09/14/16	405	402
4.13%	09/14/21	405	403
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	296	286	(b)
Frontier Communications Corp.
7.13%	03/15/19	708	674
Georgia-Pacific LLC
5.40%	11/01/20	434	442	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100	102	(b,j)

Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	200	184	(b)
Goldman Sachs Capital I
6.35%	02/15/34	306	277
Great Plains Energy Inc.
4.85%	06/01/21	403	424
Hanesbrands Inc.
6.38%	12/15/20	351	340
HCA Inc.
6.50%	02/15/20	309	302
7.50%	02/15/22	358	330
HCP Inc. (REIT)
6.00%	01/30/17	347	365
Healthsouth Corp.
7.75%	09/15/22	358	325
Hewlett-Packard Co.
3.00%	09/15/16	404	407
4.30%	06/01/21	1,009	1,019
6.00%	09/15/41	404	426
Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	928	903
HSBC Finance Corp.
6.68%	01/15/21	1,805	1,774	(b,h)
Huntington BancShares Inc.
7.00%	12/15/20	159	180
Indo Energy Finance BV
7.00%	05/07/18	100	89	(b)
ING Bank N.V.
4.00%	03/15/16	350	352	(b)
Ingles Markets Inc.
8.88%	05/15/17	545	571
Intelsat Jackson Holdings S.A.
7.25%	10/15/20	141	130	(b)
Intergas Finance BV
6.88%	11/04/11	100	100
Inversiones CMPC S.A.
4.75%	01/19/18	69	70	(b)
JPMorgan Chase & Co.
4.35%	08/15/21	607	613
5.13%	09/15/14	666	701	(h)
5.60%	07/15/41	402	420
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200	197	(b)
KazMunaiGaz Finance Sub BV
9.13%	07/02/18	100	113	(b)
11.75%	01/23/15	100	115	(b,h)
Kinder Morgan Energy Partners LP
5.80%	03/01/21	404	451
Korea Development Bank
3.25%	03/09/16	380	366
4.00%	09/09/16	220	218

Korea Hydro & Nuclear Power Company Ltd.
4.75%	07/13/21	300	299	(b)
6.25%	06/17/14	100	108	(b,h)
Korea National Oil Corp.
5.38%	07/30/14	100	106	(b,h)
Kraft Foods Inc.
4.13%	02/09/16	401	427
5.38%	02/10/20	1,018	1,152	(h)
6.50%	02/09/40	201	246
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	765	817	(h)
4.50%	07/16/18	238	280	(h)
Levi Strauss & Co.
7.63%	05/15/20	615	572
Linn Energy LLC
8.63%	04/15/20	295	304
Listrindo Capital BV
9.25%	01/29/15	200	196	(b)
Lockheed Martin Corp.
3.35%	09/15/21	405	401
4.85%	09/15/41	405	426
Lorillard Tobacco Co.
3.50%	08/04/16	403	404
7.00%	08/04/41	371	394
Lyondell Chemical Compan
8.00%	11/01/17	322	347	(b)
Majapahit Holding BV
7.25%	10/17/11	348	348	(b)
7.75%	10/17/16	100	111	(b)
MDC-GMTN B.V.
5.50%	04/20/21	300	313	(b)
Merrill Lynch & Company Inc.
6.88%	04/25/18	599	599
MetroPCS Wireless Inc.
6.63%	11/15/20	348	306
Midamerican Energy Holdings Co.
6.13%	04/01/36	330	395	(h)
Morgan Stanley
3.80%	04/29/16	198	183
5.50%	07/28/21	1,008	934
5.75%	01/25/21	804	740
6.00%	04/28/15	201	200
Mylan Inc.
7.88%	07/15/20	523	547	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	200	191
National Agricultural Cooperative Federation
4.25%	01/28/16	231	232	(b)
Nationwide Mutual Insurance Co.
7.88%	04/01/33	179	188	(b)
9.38%	08/15/39	80	93	(b)

NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100	111
Newfield Exploration Co.
5.75%	01/30/22	501	495
News America Inc.
6.65%	11/15/37	412	453
Nextel Communications Inc. (Series E)
6.88%	10/31/13	566	550
Nisource Finance Corp.
6.13%	03/01/22	496	562
Noble Holding International Ltd.
3.05%	03/01/16	603	621
Novelis Inc.
8.38%	12/15/17	418	414
NRG Energy Inc.
7.63%	01/15/18 - 05/15/19	388	359	(b)
Occidental Petroleum Corp.
1.75%	02/15/17	404	401
3.13%	02/15/22	404	404
Oglethorpe Power Corp.
5.38%	11/01/40	200	227
ONEOK Partners LP
6.13%	02/01/41	428	473
Pacific Gas & Electric Co.
5.80%	03/01/37	83	96
6.05%	03/01/34	571	682
Pacific Rubiales Energy Corp.
8.75%	11/10/16	200	215	(b)
PacifiCorp
6.00%	01/15/39	500	631
6.25%	10/15/37	14	18
PAETEC Holding Corp.
8.88%	06/30/17	1,069	1,122	(h)
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	164	176
Petrobras International Finance Co.
3.88%	01/27/16	358	355
Petroleos Mexicanos
6.00%	03/05/20	150	164
8.00%	05/03/19	70	85
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	137	135
Petronas Capital Ltd.
7.88%	05/22/22	100	127	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	200	211	(b)
Philip Morris International Inc.
2.50%	05/16/16	403	415

Pioneer Natural Resources Co.
7.50%	01/15/20	656	736
Plains All American Pipeline LP
3.95%	09/15/15	406	427
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100	114	(b,h)
Protective Life Corp.
8.45%	10/15/39	679	784	(h)
Prudential Financial Inc.
3.00%	05/12/16	403	394	(h)
5.40%	06/13/35	250	233	(h)
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	100	100	(b)
PTTEP Canada International Finance Ltd.
5.69%	04/05/21	200	202	(b,h)
Qatari Diar Finance QSC
5.00%	07/21/20	200	214	(b,h)
QVC Inc.
7.50%	10/01/19	443	472	(b,h)
RailAmerica Inc.
9.25%	07/01/17	405	438	(h)
Range Resources Corp.
5.75%	06/01/21	358	371
Republic Services Inc.
5.25%	11/15/21	508	569	(h)
5.70%	05/15/41	250	283
Reynolds Group Issuer Inc.
8.75%	10/15/16	872	874	(b)
Roche Holdings Inc.
6.00%	03/01/19	405	495	(b)
Russian Railways
5.74%	04/03/17	100	99
Schlumberger Investment S.A.
3.30%	09/14/21	405	405	(b)
Schlumberger Norge AS
1.95%	09/14/16	202	201	(b)
Seagate HDD Cayman
7.75%	12/15/18	240	235	(b)
Solutia Inc.
7.88%	03/15/20	322	339
Southern Copper Corp.
5.38%	04/16/20	403	411
6.75%	04/16/40	120	118
Stoneheath RE
6.87%	12/29/49	914	750	(i)
Sunoco Logistics Partners Operations LP
4.65%	02/15/22	401	395
Susser Holdings LLC
8.50%	05/15/16	618	644
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	801	840

Texas Instruments Inc.
2.38%	05/16/16	1,008	1,034
Textron Inc.
6.20%	03/15/15	540	580
The AES Corp.
8.00%	10/15/17	401	403
The Coca-Cola Co.
3.30%	09/01/21	886	924	(b)
The Goldman Sachs Group Inc.
3.63%	02/07/16	701	683
3.70%	08/01/15	378	370
5.25%	07/27/21	1,917	1,891
5.95%	01/18/18	303	312
6.00%	06/15/20	504	518
6.15%	04/01/18	269	279
6.75%	10/01/37	401	367
The Potomac Edison Co.
5.35%	11/15/14	245	268	(h)
The Procter & Gamble Co.
1.45%	08/15/16	405	405	(h)
Time Warner Cable Inc.
4.00%	09/01/21	303	296
5.50%	09/01/41	506	500
6.75%	07/01/18	1,169	1,360
Time Warner Inc.
3.15%	07/15/15	864	894
5.88%	11/15/16	454	513
TNK-BP Finance S.A.
6.13%	03/20/12	200	202
7.25%	02/02/20	5	5	(b)
Transnet Ltd.
4.50%	02/10/16	200	206	(b,h)
UBS AG
5.88%	07/15/16	394	406	(h)
UnitedHealth Group Inc.
5.80%	03/15/36	303	351
Vail Resorts Inc.
6.50%	05/01/19	706	695	(b)
Verizon Communications Inc.
5.50%	02/15/18	361	419
Vimpel Communications Via VIP Finance Ireland Limited OJSC
7.75%	02/02/21	200	166	(b)
Visteon Corp.
6.75%	04/15/19	348	313	(b)
WellPoint Inc.
2.38%	02/15/17	202	200
3.70%	08/15/21	405	407
Williams Partners LP
4.13%	11/15/20	100	99	(h)

Willis Group Holdings PLC
4.13%	03/15/16	400	407	(h)
Windstream Corp.
7.75%	10/01/21	350	338	(h)
7.88%	11/01/17	457	463	(h)
Woodside Finance Ltd.
4.50%	11/10/14	699	742	(b,h)
Woori Bank
Wynn Las Vegas LLC
7.88%	05/01/20	440	461	(h)
XL Group Ltd.
5.75%	10/01/21	404	403
XL Group PLC (Series E)
6.50%	12/29/49	383	301	(h,i)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	547	602	(b,h)
			109,134

Non-Agency Collateralized Mortgage Obligations—7.2%
Banc of America Commercial Mortgage Inc.
5.37%	09/10/47	580	638	(i)
5.68%	07/10/46	400	373
5.73%	07/10/46	350	200
5.92%	02/10/51	1,030	1,084
6.39%	02/10/51	380	418	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	380	411
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.89%	07/10/44	2,000	2,156	(i)
5.98%	02/10/51	600	534	(i)
6.44%	02/10/51	490	450	(i)
Banc of America Mortgage Securities Inc. (Class B1)
4.74%	02/25/36	131	4	(h,q)
4.94%	01/25/36	104	1	(h,q)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	380	410	(i)
5.94%	09/11/38	450	432	(i)
6.16%	09/11/42	100	69	(h,q)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.57%	03/11/39	222	222	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.91%	06/11/40	340	228
Bear Stearns Commercial Mortgage Securities (Class AM)
5.70%	04/12/38	370	362
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	220	237	(i)
Countrywide Asset-Backed Certificates (Class A2)
5.00%	11/25/35	92	84	(d,h)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.32%	10/25/35	244	21	(h,q)

Credit Suisse Mortgage Capital Certificates (Class C)
5.59%	02/15/39	750	581
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.63%	02/25/36	128	5	(h,q)
DBUBS Mortgage Trust
5.73%	11/10/46	350	226	(b)
Extended Stay America Trust
5.50%	11/05/27	800	752	(b)
GS Mortgage Securities Corp. II
2.92%	08/10/44	410	411	(d,i)
5.73%	03/10/44	320	234	(b,i)
Impac CMB Trust (Class 1A1)
5.00%	04/25/35	417	305	(d,h)
8.95%	10/25/34	322	277	(d,h)
Indymac INDA Mortgage Loan Trust (Class B1)
4.65%**	01/25/36	27	—	(h,q)
Interstar Millennium Trust
1.09%	03/14/36	26	24	(d)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	250	268	(i)
5.34%	08/12/37	1,840	1,991	(h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.44%	06/12/47	1,300	1,350	(h)
5.79%	02/12/51	920	992	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	870	840
6.10%	02/12/51	260	233	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.69%	04/15/43	280	193
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.39%	02/12/51	155	47	(q)
LB-UBS Commercial Mortgage Trust
5.00%	12/15/39	3,656	65	(d,h,q)
6.31%	04/15/41	280	250	(i)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.31%	04/15/41	1,000	1,093	(h,i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	310	335
5.16%	02/15/31	410	443
LB-UBS Commercial Mortgage Trust (Class AJ)
6.31%	04/15/41	160	110	(i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	152	16	(g,h,q,r)
Merrill Lynch Mortgage Trust
5.85%	05/12/39	375	254
Merrill Lynch Mortgage Trust (Class AJ)
5.85%	05/12/39	587	471	(i)
Morgan Stanley Capital I
5.16%	10/12/52	450	486	(h,i)
5.48%	02/12/44	640	549	(i)

5.62%	12/12/49	320	325
5.90%	10/15/42	449	359
6.00%	01/15/21	391	334	(b,d,h)
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	1,000	1,074
5.99%	08/12/41	160	180	(i)
Morgan Stanley Capital I (Class AM)
6.46%	01/11/43	400	384
Morgan Stanley Capital I (Class B)
5.90%	10/15/42	250	205
MortgageIT Trust (Class A1)
5.00%	08/25/35	1,805	1,305	(d,h)
National RMBS Trust
0.46%	03/20/34	46	46	(d)
Residential Funding Mortgage Securities I (Class M1)
5.75%**	01/25/36	91	—	(h,q)
Vornado DP LLC
6.36%	09/13/28	160	144	(b)
Wachovia Bank Commercial Mortgage Trust
6.23%	06/15/45	390	251
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	360	351	(i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	626	47	(h,q)
			26,140

Sovereign Bonds—1.9%
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	100	103	(b)
8.25%	10/24/12	100	104
Financing of Infrastrucural Projects State Enterprise
8.38%	11/03/17	100	92	(b)
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	125	129	(b)
Government of Argentina
2.50%	12/31/38	87	29	(j)
7.40%	08/03/12	347	41	(d,i)
8.28%	12/31/33	92	60
Government of Belize
6.00%	02/20/29	224	135	(j)
Government of Brazil
5.63%	01/07/41	100	108
6.00%	02/20/29	34	21	(b,j)
8.25%	01/20/34	77	108
Government of Chile
3.25%	09/14/21	357	348
Government of Colombia
7.38%	03/18/19	100	123
Government of Costa Rica
10.00%	08/01/20	74	100	(b)

Government of El Salvador
7.65%	06/15/35	160	156	(b)
Government of Grenada
4.50%	09/15/25	128	76	(b,j)
Government of Hungary
6.38%	03/29/21	140	136
7.63%	03/29/41	210	205
Government of Indonesia
11.63%	03/04/19	53	75	(b)
Government of Lebanon
4.00%	12/31/17	27	26
6.38%	03/09/20	100	104
Government of Lithuania
6.75%	01/15/15	100	104	(b)
7.38%	02/11/20	200	215	(b)
Government of Mexico
5.75%	10/12/49	70	69
Government of Panama
6.70%	01/26/36	155	188
Government of Peruvian
6.55%	03/14/37	225	261
7.35%	07/21/25	100	125
Government of Philippine
6.50%	01/20/20	93	108
Government of Poland
5.13%	04/21/21	70	70
6.38%	07/15/19	37	41
Government of Turkey
5.63%	03/30/21	240	245	(h)
Government of Ukraine
6.25%	06/17/16	600	533	(b,h)
Government of Uruguay
6.88%	09/28/25	111	131
Government of Venezuela
10.75%	09/19/13	80	79
Government of Vietnam
1.36%	03/12/16	28	25	(i)
Korea Expressway Corp.
4.50%	03/23/15	67	69	(b,h)
Korea National Oil Corp.
2.88%	11/09/15	278	269	(b)
Province of Manitoba Canada
4.90%	12/06/16	158	184	(h)
Republic of Dominican
7.50%	05/06/21	200	195	(b)
Republic of Ghana
8.50%	10/04/17	200	209	(b)
Republic of Indonesia
4.88%	05/05/21	200	202	(b)
5.88%	03/13/20	100	108	(b)

Republic of Lebanese
5.15%	11/12/18	69	68
6.10%	10/04/22	69	69
Republic of Serbia
7.25%	09/28/21	400	373	(b)
Republic of Turkey
6.00%	01/14/41	200	191	(h)
Russian Foreign Bond - Eurobond
5.00%	04/29/20	100	98	(b,h)
United Mexican States
5.13%	01/15/20	116	126	(h)
6.05%	01/11/40	84	95	(h)
			6,729

Municipal Bonds and Notes—0.8%
Municipal Electric Authority of Georgia
6.64%	04/01/57	875	935
New Jersey State Turnpike Authority
7.10%	01/01/41	200	268
7.41%	01/01/40	560	771
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165	185
South Carolina State Public Service Authority
6.45%	01/01/50	200	267
State of California
5.70%	11/01/21	280	304
			2,730

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	239	—	(c,o,q)

Total Bonds and Notes			341,622
(Cost $338,308)

Other Investments—0.2%
GEI Investment Fund			856	(k)
(Cost $882)

Total Investments in Securities			342,478
(Cost $339,190)

Short-Term Investments—19.5%
GE Institutional Money Market Fund Investment Class 0.09%			70,691	(d,k)
(Cost $70,691)

Total Investments			413,169
(Cost $409,881)

Liabilities in Excess of Other Assets, net—(14.0)%	(50,886)

NET ASSETS—100.0%	$362,283

Other Information

The Fund had the following long futures contracts open at September 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Notes Futures	December 2011	147	$32,370	$(39)
5 Yr. U.S. Treasury Notes Futures	December 2011	54	6,614	0	*
30 Yr. U.S. Treasury Bonds Futures	December 2011	25	3,566	164

				$125

The Fund had the following short futures contracts open at September 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra long U.S. Treasury Bond Futures	December 2011	71	$(11,262)	$(1,076)
10 Yr. U.S. Treasury Notes Futures	December 2011	131	(17,042)	(31)

				$(1,107)

				$(982)

Notes to Schedules of Investments (dollars in thousands)—September 30, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to $5,972, $9,157 and $29,817 or 2.96%, 4.92% and 8.23% of the net assets of the Elfun Diversified Fund, Elfun Money Market Fund and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2011, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGC, AGMC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2011 (as a percentage of net assets) as follows:

AMBAC              7.67%

FSA                     7.34%

(o)	Securities in default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At September 30, 2011, these securities amounted to $404 and $64 or 0.11% and 0.03% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of September 30, 2011.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$57,257	$—	$57,257
	Agency Mortgage Backed	—	128,620	—	128,620
	Agency CMOs	—	8,428	54	8,482
	Asset Backed	—	2,530	—	2,530
	Corporate Notes	—	109,134	—	109,134
	Non-Agency CMOs	—	26,140	—	26,140
	Sovereign Bonds	—	6,729	—	6,729
	Municipal Notes and Bonds	—	2,730	—	2,730
	Other Investments	—	856	—	856
	Short-Term Investments	70,691	—	—	70,691

	Total Investments in Securities	$70,691	$342,424	$54	$413,169

	Other Financial Instruments*
	Futures Contracts—Unrealized Appreciation	$164	$—	$—	$164
	Futures Contracts—Unrealized Depreciation	(1,146)	—	—	(1,146)

	Total Other Financial Instruments	$(982)	$—	$—	$(982)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended September 30, 2011:

Elfun Income Fund	Agency CMOs	Asset Backed	Non-Agency CMOs	Total
Balance at 12/31/10	$515	$25	$437	$977
Accrued discounts/premiums	(20)	—	—	(20)
Realized gain (loss)	35	—	(72)	(37)
Change in unrealized gain (loss)	(40)	—	71	31
Purchases	21	—	—	21
Sales	(149)	—	—	(149)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(308)	(25)	(436)	(769)

Balance at 09/30/11	$54	$—	$—	$54

Change in unrealized appreciation relating to securities still held at 09/30/11	$1	$—	$—	$1

There were no significant transfers between Level 1 and Level 2. Transfers between fair value levels are considered to occur at the beginning of the period.

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of September 30, 2011:

(Dollars in Thousands):

	Asset Derivatives September 30, 2011			Liability Derivatives September 30, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Elfun Income Fund
Interest Rate Contracts	Assets, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	164	*	Liabilities, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	(1,146	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

INCOME TAXES

At September 30, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Income Fund	$410,771	$9,144	$(6,746)	$2,398

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 22, 2011

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 22, 2011